UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

 Date of Report (Date of earliest event reported): February 8, 2024

Commission File Number of securitizer: 025-00484
Central Index Key Number of securitizer: 0001259380
CARMAX AUTO FUNDING LLC1
(Exact name of securitizer as specified in its charter)

 Andrew J. McMonigle, Vice President and Treasurer, (804) 935-4512
Name and telephone number, including area code, of the person to contact in connection with this filing
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]
[_]Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: _____________
____________________________________________________
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): ___________
Central Index Key Number of underwriter (if applicable): ___________

______________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

1	CarMax Auto Funding LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued by its affiliates and outstanding during the reporting period in the auto loan asset class.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CARMAX AUTO FUNDING LLC
(Securitizer)

Date:	February 8, 2024	By:	/s/ Andrew J. McMonigle
Name: Andrew J. McMonigle
Title: Vice President and Treasurer